UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2007

[LOGO OF USAA]
   USAA(R)

                               USAA GROWTH and
                                      TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MAY 31, 2007
                                           (c)2007, USAA.  All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Distributions to Shareholders                                            13

    Report of Independent Registered Public Accounting Firm                  14

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        39

    Financial Statements                                                     42

    Notes to Financial Statements                                            45

EXPENSE EXAMPLE                                                              58

ADVISORY AGREEMENTS                                                          60

TRUSTEES' AND OFFICERS' INFORMATION                                          68

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All Rights Reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       THE PERPETUAL TUG OF WAR BETWEEN
 [PHOTO OF CHRISTOPHER W. CLAUS]   POSITIVE AND NEGATIVE NEWS CREATES MARKET
                                     CYCLES AND FEEDS INVESTOR PSYCHOLOGY,
                                           PROVOKING GREED AND FEAR.

                                                       "
                                                                       June 2007
--------------------------------------------------------------------------------

         As the one-year reporting period ended on May 31, 2007, investors could look back on an impressive five-month period, year-to-date. The S&P 500 Index had hit a closing record of 1,530.62 on May 31, 2007, with a total return of 8.77% from January 1, 2007, through May 31, 2007. The Dow Jones World Index had a price return of almost 10%. And while relatively steady, bond yields started to work their way higher. By May 31, the 10-year Treasury yield was near 5%.

         Given the performance of the stock market - which has generated what might be described as a year's worth of returns through May - one could ask, "Is this as good as it gets for 2007?" Remember, the financial markets react to a variety of signals and economic data, many of which are contradictory. The perpetual tug of war between positive and negative news creates market cycles and feeds investor sentiment, provoking greed and fear.

         Here are some of the factors that investors have to sort out: During the first three months of 2007, the U.S. economy slowed dramatically, with gross domestic product (GDP) growth reported at only 0.6%. However, many economists predict a rebound in the second half of the year. Meanwhile, first-quarter corporate earnings were above market expectations. Currency fluctuations boosted results even more for U.S.-based companies with global sales to unsustainable levels, in some cases to as much as 10% to 20%.

         The Treasury yield curve remains flat to inverted - a phenomenon that historically has preceded a recession. However, many market pundits have rated that likelihood as remote during the next 18 months. As of this writing, core inflation is still elevated and above the Federal Reserve Board's comfort level of 2%.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Interestingly, investors have seen little in the way of market volatility since the beginning of 2007. Even the decline of late February and early March has been followed by steady gains. The reason? There is a lot of liquidity in the market, which means that demand for stocks is high. The real estate market has cooled, and in response more money has flowed into stocks, particularly international stocks. Also, many companies continue to have access to capital, a reflection of strong balance sheets, low interest rates, and lenders who are willing to extend credit. This liquidity has led to an increase in the number of mergers and acquisitions, which has also helped propel global stock prices.

         Prices might go even higher later in the year given that U.S. large-cap stocks look reasonably valued, in my opinion. However, the increase seen during the first five months of 2007 may limit the upside opportunity. On the fixed-income side, I expect the flat yield curve to be around so long as core inflation stays above 2%. The 10-year Treasury bond, for example, should continue to trade between 4.5% and 5.25%, in my opinion.

         Rest assured that whatever happens, USAA Investment Management will continue working hard for you. From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.
         o THE DOW JONES WORLD INDEX IS AN UNMANAGED FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT REPRESENTS APPROXIMATELY 95% OF EUROPEAN MARKET CAPITALIZATION AT THE REGIONAL LEVEL, 95% OF ALL OTHER DEVELOPED MARKETS AT THE COUNTRY LEVEL, AND 95% OF EMERGING MARKETS AS A GROUP.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]              [PHOTO OF CHRISTOPHER A. FRONK]
   CLIFFORD A. GLADSON, CFA                    CHRISTOPHER A. FRONK, CPA, CFA
   USAA Investment Management Company          Northern Trust Investments, N.A.
   (Bonds and Money Market Instruments)        (Blue Chip Stocks)

                                            [PHOTO OF LAURA L. MELDRUM]
                                               LAURA L. MELDRUM
                                               Northern Trust Investments, N.A.
                                               (Blue Chip Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the 12 months ended May 31, 2007, the USAA Growth and Tax Strategy Fund had a total return of 12.67%. This compares to a return of 22.77% for the S&P 500 Index, 16.41% for the Lipper Balanced Funds Index, 22.93% for the Russell 1000 Growth Index, 12.59% for the Composite Index, and 4.84% for the Lehman Brothers Municipal Bond Index.

         As of May 31, 2007, the Fund had a 12-month dividend yield of 2.55%, compared to 1.95% for the average fund in the Lipper Balanced Funds peer group.

ARE YOU SATISFIED WITH THE FUND'S PERFORMANCE?

         Yes, because the tax-free bond portion and the tax-managed equity portion performed well and delivered substantial benefits to the conservative, tax-sensitive investor for whom the Fund was designed.

         It's essential that shareholders understand the unique nature of the Fund when reviewing its performance. It is a balanced fund with a difference, combining a portfolio of municipal bonds with tax-managed exposure to the S&P 500 Index. To pass income from

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         its municipal bonds to you on a tax-free basis, the Fund must keep at least 50% of its assets in tax-free securities, according to IRS Code. Because this fixed-income exposure is higher than the "neutral" 40% of the typical balanced fund, it can cause the Fund to lag its peers when the S&P 500 Index has dramatically higher returns than bonds, as was the case during the reporting year. Of course, this means that when bonds do better than stocks, your Fund tends to have a built-in advantage over most balanced funds.

         In addition, your Fund pays dividends that are largely free from federal income taxes, while most balanced funds pay only taxable dividends. We should also note that the Fund has not invested in, and does not intend to invest in, tax-free bonds that are subject to the alternative minimum tax (AMT) for individuals.

         Finally, in managing the stock portion of the Fund, Northern Trust Investments, N.A. (NTI) uses an enhanced index strategy with an innovative tax management overlay, seeking to outperform the S&P 500 Index on an after-tax basis while minimizing capital gain distributions.

         Taken together, these characteristics mean that your after-tax performance depends to a large degree on your tax bracket.

HOW DID THE TAX-FREE BOND PORTION OF THE FUND PERFORM?

         Very well. The total return of the bond portion was significantly above that of the Lipper General Municipal Debt Funds Average.

         SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

         THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         The yield to maturity on the Bond Buyer 40-Bond Index, a widely followed barometer of long-term municipal bond yields, went from 4.82% at the beginning of the reporting year to 4.70% at the end. Our strategy was to extend duration when rates were at the top of their trading range and to sell when yields were low, taking some profits. Throughout, the goal was to improve the Fund's yield. Additionally, the Fund benefited from several refundings, when issuers redeemed outstanding bonds and replaced them with new issues.

WHAT IS YOUR STRATEGY WITH THE TAX-FREE BOND PORTION?

         We believe that even though the economy seems to be slowing down, the Federal Reserve Board is likely to stay on hold until late 2007 or early 2008. As longer-term rates have risen, we have continued to buy high-quality, carefully researched 20- to 30-year bonds to capture higher tax-free yields and would consider any additional backup in longer-term rates as a further buying opportunity.

HOW DID THE EQUITY PORTION OF THE FUND MANAGED BY NTI PERFORM?

         The equity portion performed roughly in line with the S&P 500, while we worked diligently to offset capital gains. Harvesting tax losses is challenging in a stock market that has performed so consistently well--rising stocks tend to produce gains, not losses.

         THE BOND BUYER 40-BOND INDEX REPRESENTS AN AVERAGE OF THE PRICES OF 40 RECENTLY ISSUED MUNICIPAL SECURITIES, BASED ON QUOTATIONS OBTAINED FROM SIX MUNICIPAL SECURITIES BROKER'S BROKERS. THE 40 COMPONENT ISSUES ARE SELECTED ACCORDING TO DEFINED CRITERIA AND ARE REPLACED BY NEWER ISSUES ON A PERIODIC BASIS. THIS INDEX IS PUBLISHED DAILY AND SERVES AS THE BASIS FOR FUTURES CONTRACTS.

         AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Additionally, the strong performance of the S&P 500 relative to bonds, combined with the requirement that the Fund keep at least 50% of assets in tax-free securities, has meant that we've had to sell some stocks in a rising market to maintain the necessary balance. The good news is that we have minimized the gains. The bottom line is that we are minimizing taxes in a challenging environment, while at the same time shareholders are benefiting from the strong performance of the S&P 500 Index.

         Over the coming months we'll look to harvest losses when it makes sense, while continuing to deliver performance that tracks the S&P 500 Index.

         From everyone at USAA and NTI, we thank you, the Fund's shareholders, for your confidence and trust.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND
           (Ticker Symbol: USBLX)

OBJECTIVE
--------------------------------------------------------------------------------

         Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

--------------------------------------------------------------------------------
                                        5/31/07                      5/31/06
--------------------------------------------------------------------------------
Net Assets                          $201.8 Million                $191.8 Million
Net Asset Value Per Share               $14.75                        $14.40

---------------------------------------------------------------- ---------------
AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/07 EXPENSE RATIO**
---------------------------------------------------------------- ---------------
1 YEAR       5 YEARS        10 YEARS       30-DAY SEC YIELD
12.67%        7.71%          5.43%              2.09%               0.83%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                               LIPPER BALANCED                           LEHMAN BROTHERS         USAA GROWTH AND      RUSSELL 1000
             S&P 500 INDEX       FUNDS INDEX       COMPOSITE INDEX     MUNICIPAL BOND INDEX     TAX STRATEGY FUND     GROWTH INDEX
             -------------     ---------------     ---------------     --------------------     -----------------     ------------
05/31/97      $10,000.00         $10,000.00          $10,000.00            $10,000.00             $10,000.00           $10,000.00
06/30/97       10,444.56          10,331.48           10,272.86             10,106.52              10,204.76            10,400.21
07/31/97       11,275.41          10,919.96           10,827.64             10,386.43              10,594.18            11,320.03
08/31/97       10,644.22          10,573.81           10,494.83             10,289.06              10,354.95            10,657.46
09/30/97       11,226.83          10,995.28           10,826.81             10,411.07              10,656.06            11,181.91
10/31/97       10,852.31          10,795.07           10,699.80             10,478.17              10,621.62            10,768.61
11/30/97       11,354.27          10,993.36           10,902.27             10,539.88              10,759.39            11,226.01
12/31/97       11,549.13          11,167.04           11,089.44             10,693.56              10,880.74            11,351.77
01/31/98       11,676.75          11,246.40           11,197.42             10,803.83              10,957.91            11,691.21
02/28/98       12,518.43          11,692.90           11,586.27             10,807.12              11,294.65            12,570.65
03/31/98       13,158.97          12,050.45           11,873.21             10,816.74              11,603.22            13,071.77
04/30/98       13,293.72          12,134.85           11,895.34             10,767.93              11,582.02            13,252.66
05/31/98       13,065.53          12,012.16           11,894.27             10,938.27              11,525.49            12,876.60
06/30/98       13,595.86          12,233.67           12,192.86             10,981.44              11,631.59            13,665.24
07/31/98       13,452.17          12,090.36           12,156.84             11,008.89              11,470.08            13,574.79
08/31/98       11,508.65          11,048.76           11,361.92             11,179.00              10,758.15            11,537.54
09/30/98       12,246.54          11,525.64           11,707.36             11,318.37              11,181.35            12,423.82
10/31/98       13,241.15          11,956.84           12,115.91             11,318.13              11,413.39            13,422.34
11/30/98       14,043.34          12,394.49           12,489.75             11,357.78              11,826.71            14,443.31
12/31/98       14,852.05          12,851.75           12,907.29             11,386.41              12,139.97            15,745.66
01/31/99       15,472.88          13,057.26           13,200.26             11,521.79              12,522.63            16,670.22
02/28/99       14,992.07          12,743.41           12,962.49             11,471.58              12,260.02            15,908.67
03/31/99       15,591.73          13,057.96           13,220.83             11,487.30              12,619.55            16,746.51
04/30/99       16,195.51          13,485.68           13,413.18             11,515.92              12,808.24            16,767.93
05/31/99       15,813.49          13,277.74           13,189.98             11,449.29              12,574.26            16,252.61
06/30/99       16,688.71          13,644.84           13,444.08             11,284.58              12,930.74            17,391.02
07/31/99       16,169.88          13,389.64           13,263.22             11,325.64              12,766.26            16,838.30
08/31/99       16,089.83          13,249.16           13,116.36             11,234.84              12,667.47            17,113.43
09/30/99       15,649.29          13,079.41           12,924.85             11,239.53              12,484.88            16,753.93
10/31/99       16,639.16          13,458.11           13,221.15             11,117.76              12,928.85            18,019.15
11/30/99       16,977.38          13,602.92           13,444.31             11,236.01              13,036.02            18,991.35
12/31/99       17,975.92          14,005.42           13,817.27             11,152.25              13,265.45            20,966.60
01/31/00       17,072.87          13,653.57           13,486.97             11,103.68              13,003.38            19,983.51
02/29/00       16,750.03          13,620.68           13,582.27             11,232.73              13,188.37            20,960.42
03/31/00       18,387.61          14,422.65           14,312.76             11,478.14              14,066.82            22,460.68
04/30/00       17,834.60          14,158.34           14,033.66             11,410.34              13,733.19            21,391.89
05/31/00       17,468.98          14,025.13           13,810.53             11,350.98              13,407.32            20,314.68
06/30/00       17,899.22          14,248.98           14,239.68             11,651.77              13,710.07            21,854.29
07/31/00       17,619.63          14,210.15           14,232.21             11,813.90              13,608.52            20,943.23
08/31/00       18,713.44          14,844.44           14,827.59             11,995.97              14,077.24            22,839.51
09/30/00       17,725.75          14,532.04           14,393.71             11,933.56              13,366.73            20,679.01
10/31/00       17,650.44          14,519.18           14,388.47             12,063.77              13,500.48            19,700.53
11/30/00       16,260.02          13,992.14           13,817.05             12,155.04              13,083.51            16,796.54
12/31/00       16,339.79          14,339.91           14,081.92             12,455.36              13,177.52            16,265.06
01/31/01       16,919.16          14,644.25           14,330.88             12,578.78              13,296.38            17,388.75
02/28/01       15,377.43          14,075.81           13,711.53             12,618.66              12,654.54            14,436.63
03/31/01       14,403.81          13,621.25           13,357.84             12,731.75              12,179.17            12,865.67
04/30/01       15,522.25          14,192.89           13,759.71             12,593.79              12,610.43            14,492.83
05/31/01       15,626.38          14,319.31           13,877.97             12,729.41              12,674.32            14,279.54
06/30/01       15,246.19          14,099.90           13,756.29             12,814.58              12,522.89            13,948.84
07/31/01       15,096.04          14,089.70           13,769.14             13,004.39              12,603.37            13,600.23
08/31/01       14,151.95          13,688.72           13,498.17             13,218.60              12,112.43            12,488.07
09/30/01       13,009.24          13,030.90           12,939.47             13,174.26              11,494.32            11,241.25
10/31/01       13,257.46          13,248.99           13,157.70             13,331.22              11,737.85            11,831.01
11/30/01       14,274.14          13,776.47           13,511.55             13,218.84              12,200.54            12,967.57
12/31/01       14,399.26          13,875.83           13,513.69             13,093.78              12,082.46            12,943.20
01/31/02       14,189.24          13,754.13           13,516.53             13,320.90              12,123.36            12,714.54
02/28/02       13,915.54          13,660.67           13,489.15             13,481.38              11,967.93            12,186.89
03/31/02       14,438.95          13,959.36           13,583.39             13,217.20              12,156.48            12,608.42
04/30/02       13,563.94          13,624.37           13,361.22             13,475.52              11,736.73            11,579.37
05/31/02       13,464.36          13,618.01           13,355.92             13,557.40              11,712.04            11,299.24
06/30/02       12,505.63          13,037.05           12,969.43             13,700.76              11,210.40            10,254.00
07/31/02       11,531.05          12,368.86           12,581.85             13,876.96              11,036.28             9,690.29
08/31/02       11,606.53          12,495.76           12,695.67             14,043.78              11,135.78             9,719.26
09/30/02       10,346.40          11,749.72           12,229.72             14,351.38              10,790.00             8,711.09
10/31/02       11,256.05          12,239.49           12,562.64             14,113.47              11,115.70             9,510.17
11/30/02       11,917.92          12,736.03           12,813.84             14,054.81              11,249.33            10,026.72
12/31/02       11,218.13          12,392.73           12,630.00             14,351.38              11,077.03             9,334.11
01/31/03       10,924.81          12,207.08           12,427.72             14,315.01              10,916.73             9,107.62
02/28/03       10,760.65          12,115.54           12,443.52             14,515.15              10,967.35             9,065.79
03/31/03       10,864.84          12,164.98           12,484.53             14,523.83              11,144.00             9,234.52
04/30/03       11,759.36          12,823.30           12,992.95             14,619.79              11,543.21             9,917.29
05/31/03       12,378.34          13,390.46           13,459.24             14,962.11              11,882.97            10,412.31
06/30/03       12,536.46          13,492.00           13,488.58             14,898.53              11,942.09            10,555.68
07/31/03       12,757.60          13,523.26           13,358.36             14,377.19              11,796.87            10,818.34
08/31/03       13,005.91          13,751.56           13,535.11             14,484.41              11,916.46            11,087.41
09/30/03       12,868.20          13,769.01           13,652.17             14,910.26              12,061.68            10,968.71
10/31/03       13,595.78          14,223.28           13,954.29             14,835.18              12,310.99            11,584.80
11/30/03       13,715.26          14,349.21           14,092.56             14,989.80              12,414.16            11,706.08
12/31/03       14,434.05          14,863.35           14,483.49             15,113.91              12,755.71            12,110.92
01/31/04       14,698.93          15,085.29           14,608.55             15,200.49              12,868.14            12,358.25
02/29/04       14,903.17          15,290.90           14,810.33             15,429.25              12,997.86            12,436.77
03/31/04       14,678.36          15,217.95           14,653.06             15,375.52              12,866.61            12,206.06
04/30/04       14,448.25          14,898.14           14,374.12             15,011.38              12,614.33            12,064.17
05/31/04       14,646.12          14,963.92           14,422.06             14,956.95              12,710.02            12,289.03
06/30/04       14,930.83          15,197.88           14,573.17             15,011.38              12,831.48            12,442.59
07/31/04       14,436.72          14,911.76           14,411.15             15,208.94              12,498.87            11,739.18
08/31/04       14,494.57          15,002.47           14,553.35             15,513.72              12,568.90            11,681.21
09/30/04       14,651.59          15,225.34           14,677.83             15,596.07              12,893.96            11,792.31
10/31/04       14,875.43          15,389.99           14,835.39             15,730.28              13,193.21            11,976.22
11/30/04       15,477.12          15,804.55           15,055.04             15,600.53              13,545.26            12,388.19
12/31/04       16,003.62          16,199.07           15,385.13             15,791.04              13,946.53            12,873.91
01/31/05       15,613.54          15,990.39           15,292.30             15,938.63              13,727.43            12,444.59
02/28/05       15,941.93          16,216.62           15,412.19             15,885.60              13,832.22            12,577.03
03/31/05       15,659.93          15,993.34           15,214.57             15,785.41              13,601.30            12,347.88
04/30/05       15,363.07          15,801.16           15,169.43             16,034.35              13,553.41            12,112.74
05/31/05       15,851.47          16,163.49           15,470.37             16,147.68              14,032.33            12,698.78
06/30/05       15,874.18          16,279.64           15,545.30             16,247.86              14,254.28            12,651.96
07/31/05       16,464.27          16,641.40           15,787.70             16,174.42              14,552.85            13,270.33
08/31/05       16,314.13          16,689.54           15,799.20             16,337.72              14,504.69            13,099.43
09/30/05       16,446.20          16,755.70           15,831.42             16,227.68              14,625.76            13,159.75
10/31/05       16,171.88          16,492.62           15,689.92             16,129.14              14,461.21            13,031.84
11/30/05       16,782.92          16,893.02           16,020.78             16,206.57              14,809.67            13,594.10
12/31/05       16,788.95          17,040.98           16,120.06             16,345.94              14,926.48            13,551.48
01/31/06       17,233.47          17,447.77           16,363.40             16,390.04              15,082.40            13,789.39
02/28/06       17,280.10          17,425.94           16,393.05             16,500.08              15,175.95            13,767.48
03/31/06       17,495.15          17,595.62           16,489.97             16,386.29              15,172.42            13,970.76
04/30/06       17,729.91          17,787.47           16,566.29             16,380.66              15,256.13            13,951.76
05/31/06       17,220.26          17,434.79           16,363.04             16,453.63              15,067.78            13,478.86
06/30/06       17,243.12          17,424.36           16,336.23             16,391.69              15,037.42            13,425.68
07/31/06       17,349.40          17,505.70           16,410.18             16,586.66              15,174.41            13,169.97
08/31/06       17,761.57          17,842.37           16,734.10             16,832.79              15,437.86            13,580.86
09/30/06       18,219.01          18,099.57           16,966.37             16,949.86              15,687.54            13,954.04
10/31/06       18,812.34          18,521.23           17,299.36             17,056.15              15,973.92            14,444.58
11/30/06       19,169.54          18,878.01           17,538.90             17,198.33              16,175.45            14,731.22
12/31/06       19,438.47          19,017.62           17,593.76             17,137.56              16,248.58            14,781.11
01/31/07       19,732.15          19,222.72           17,715.76             17,093.69              16,351.49            15,161.07
02/28/07       19,347.35          19,149.35           17,673.79             17,318.93              16,282.88            14,876.09
03/31/07       19,563.33          19,313.66           17,737.59             17,276.23              16,343.56            14,956.77
04/30/07       20,429.55          19,869.14           18,127.74             17,327.38              16,723.38            15,660.94
05/31/07       21,141.79          20,296.06           18,391.06             17,250.65              16,976.58            16,224.34

                                                            [END CHART]

         DATA FROM 5/31/97 THROUGH 5/31/07.

         SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The S&P 500 Index is replacing the Russell 1000 Growth Index as the Fund's comparable broad-based securities index, because the S&P 500 Index is representative of the stocks in which NTI intends to invest and, thus, provides a more appropriate comparison for the Fund.

         o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

         o The Composite Index is comprised of 51% of the Lipper General Municipal Bond Funds Index and 49% of the Lipper Large Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories, and the Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

         o The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

         o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                              TAX-EXEMPT SECURITIES
                                 TOP 5 HOLDINGS
                                (% of Net Assets)
--------------------------------------------------------------------------------

Lewisville RB                                                               3.2%

Univ. of Wisconsin Hospitals and Clinics Auth. RB                           3.2%

Mashantucket (Western) Pequot Tribe RB                                      3.0%

Northwest ISD GO                                                            2.9%

Collier County Educational Facilities Auth. RB                              2.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TOP 10 INDUSTRIES
                                (% of Net Assets)
--------------------------------------------------------------------------------

Integrated Oil & Gas                                                        3.3%

Pharmaceuticals                                                             3.3%

Other Diversified Financial Services                                        2.2%

Computer Hardware                                                           2.0%

Industrial Conglomerates                                                    1.8%

Integrated Telecommunication Services                                       1.7%

Investment Banking & Brokerage                                              1.5%

Aerospace & Defense                                                         1.4%

Communications Equipment                                                    1.3%

Systems Software                                                            1.2%
--------------------------------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-38.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------
                  TOP 5 EQUITY HOLDINGS
                    (% of Net Assets)
--------------------------------------------------------

Exxon Mobil Corp.                                   2.0%

General Electric Co.                                1.2%

AT&T, Inc.                                          1.1%

Citigroup, Inc.                                     0.9%

Pfizer, Inc.                                        0.8%
--------------------------------------------------------

                    ASSET ALLOCATION
                         5/31/07

             [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                                   49.5%
Blue Chip Stocks                                   48.6%
Tax-Exempt Money Market Instruments                 3.3%

                       [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GROWTH AND TAX STRATEGY FUND

         The following federal tax information related to the Fund's fiscal year ended May 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         100.00% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended May 31, 2007, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $8,827,000 as long-term capital gains for the fiscal year ended May 31, 2007.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA GROWTH AND TAX STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth and Tax Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth and Tax Strategy Fund at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 18, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (52.8%)

            TAX-EXEMPT BONDS (49.5%)

            ARIZONA (1.1%)
  $ 2,250   Univ. Medical Center Corp. Hospital RB, Series 2005                5.00%      7/01/2035        $  2,266
                                                                                                           --------
            ARKANSAS (1.3%)
    2,500   Conway Health Facilities Board Hospital RB, Series 1999A           6.40       8/01/2029           2,644
                                                                                                           --------
            CALIFORNIA (0.6%)
    4,435   West Contra Costa USD GO, Series D (INS)                           5.05(a)    8/01/2034           1,265
                                                                                                           --------
            COLORADO (0.3%)
      500   Univ. of Colorado Hospital Auth. RB, Series 2006A                  5.00      11/15/2037             504
                                                                                                           --------
            CONNECTICUT (3.0%)
    6,000   Mashantucket (Western) Pequot Tribe RB, Series 1997B(b)            5.75       9/01/2027           6,128
                                                                                                           --------
            GEORGIA (2.3%)
    4,500   Atlanta Airport RB, Series 2000A (INS)(PRE)(c)                     5.60       1/01/2030           4,737
                                                                                                           --------
            HAWAII (0.5%)
    1,000   State GO, Series 2003DA (INS)                                      5.25       9/01/2019           1,065
                                                                                                           --------
            INDIANA (2.3%)
            Health and Educational Facility Auth. RB,
      550      Series 2006A                                                    5.25       2/15/2036             568
    1,000      Series 2006A                                                    5.00       2/15/2039           1,009
    3,000   Rockport PCRB, Series 2002A (INS)(d)                               4.63       6/01/2025           3,000
                                                                                                           --------
                                                                                                              4,577
                                                                                                           --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            LOUISIANA (0.6%)
  $ 1,075   Local Government Environmental Facilities
               and Community Development Auth. RB, Series 2000 (INS)           6.55%      9/01/2025        $  1,202
                                                                                                           --------
            MAINE (1.6%)
    3,000   Health and Higher Educational Facilities Auth. RB,
               Series 2000C (INS)                                              5.75       7/01/2030           3,184
                                                                                                           --------
            MICHIGAN (5.7%)
    4,000   Detroit Sewage Disposal RB, Series 1999A (INS)(PRE)(c)             5.75       7/01/2026           4,220
            Hospital Finance Auth. RB,
    4,000      Series 1996                                                     6.25      10/01/2027           4,066
    3,000      Series 2005 (INS)                                               5.00      11/15/2026           3,119
                                                                                                           --------
                                                                                                             11,405
                                                                                                           --------
            MISSOURI (0.8%)
    1,500   Health and Educational Facility Auth. RB, Series 2005A             5.38       2/01/2035           1,563
                                                                                                           --------
            MONTANA (0.5%)
            Facility Finance Auth. RB,
      560      Series 2002 (Providence Services) (INS)(PRE)                    4.75      12/01/2021             583
      440      Series 2002 (Providence Services) (INS)(PRE)                    4.75      12/01/2021             458
                                                                                                           --------
                                                                                                              1,041
                                                                                                           --------
            NEW JERSEY (0.5%)
    1,000   Middlesex County Improvement Auth. RB, Series 2004A                5.00       8/15/2023           1,035
                                                                                                           --------
            NEW MEXICO (0.5%)
    1,000   Farmington PCRB, Series 2003B                                      4.88       4/01/2033           1,005
                                                                                                           --------
            NEW YORK (8.0%)
    1,000   Dormitory Auth. RB, Mortgage Hospital Kaleida Health (INS)         4.70       2/15/2035           1,003
    1,000   Environmental Facilities Corp. RB, Series 2004E                    5.00       6/15/2025           1,047

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            MTA RB,
  $ 4,000      Series 2000A (PRE)                                              6.00%      4/01/2030        $  4,237
    3,000      Series 2005F                                                    5.00      11/15/2030           3,125
            New York City GO,
    2,395      Series 2000A (PRE)                                              6.00       5/15/2020           2,564
      295      Series 2000A                                                    6.00       5/15/2020             314
    1,500   New York City Housing Development Corp. RB,
               Series 2005A (Capital Funding Project) (INS)                    5.00       7/01/2025           1,572
    8,455   Oneida County IDA RB, Series A (INS)                               4.65(a)    7/01/2035           2,206
                                                                                                           --------
                                                                                                             16,068
                                                                                                           --------
            NORTH CAROLINA (0.8%)
    1,500   Charlotte-Mecklenberg Hospital Auth. RB, Series 2005A              4.88       1/15/2032           1,513
                                                                                                           --------
            RHODE ISLAND (0.1%)
      205   Housing and Mortgage Finance Corp. SFH RB, Series 15-A             6.85      10/01/2024             205
                                                                                                           --------
            TENNESSEE (0.2%)
    2,000   Knox County Health, Educational and Housing
               Facilities Board RB, Series A                                   5.01(a)    1/01/2035             487
                                                                                                           --------
            TEXAS (14.0%)
    1,000   Dallas Area Rapid Transit Senior Lien RB, Series 2007 (INS)        5.00      12/01/2032           1,050
    2,000   Hidalgo County Health Services Corp. RB, Series 2007               5.00       8/15/2026           2,025
    4,000   Houston Utility Systems RB, Series 2004A (INS)                     5.13       5/15/2028           4,198
    5,675   Lewisville RB, Series 1998B (INS)                                  5.80       9/01/2025           6,398
   27,940   Northwest ISD GO (NBGA)(PRE)                                       6.38(a)    8/15/2032           5,920
    2,330   Northwest ISD GO (NBGA)                                            6.38(a)    8/15/2032             490
    2,000   Pflugerville GO, Series 2003A (INS)                                5.00       8/01/2028           2,078
    1,500   Public Finance Auth. RB, Series A (INS)                            5.00       2/15/2036           1,528
    3,420   San Antonio Water System RB, Series 2002A (INS)(PRE)               5.50       5/15/2018           3,667
    1,000   San Leanna Education Facilities Corp. RB, Series 2007(d)           4.75       6/01/2032             974
                                                                                                           --------
                                                                                                             28,328
                                                                                                           --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            WASHINGTON (1.3%)
  $ 1,500   Economic Development Finance Auth. RB (INS)                        5.00%      6/01/2038        $  1,552
    1,000   Vancouver Downtown Redevelopment Auth. RB, Series 2003A (INS)      5.00       1/01/2023           1,021
                                                                                                           --------
                                                                                                              2,573
                                                                                                           --------
            WISCONSIN (3.5%)
      500   Muskego Norway School District GO (INS)(PRE)                       5.00       4/01/2022             525
    6,030   Univ. of Wisconsin Hospitals and Clinics Auth. RB,
               Series 2000 (INS)(PRE)                                          6.13       4/01/2021           6,444
                                                                                                           --------
                                                                                                              6,969
                                                                                                           --------
            Total Tax-Exempt Bonds (cost: $94,871)                                                           99,764
                                                                                                           --------
            TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.3%)

            VARIABLE-RATE DEMAND NOTES (3.2%)(e)
            ------------------------------------
            FLORIDA (2.8%)
    5,300   Collier County Educational Facilities Auth. RB,
               Series 2006 (LOC - Comerica Bank, N.A.)                         3.91      10/01/2036           5,300
      500   Jacksonville PCRB, Series 1995                                     3.96       5/01/2029             500
                                                                                                           --------
                                                                                                              5,800
                                                                                                           --------
            OREGON (0.4%)
      800   GO, Veterans Welfare Bonds, Series 85 (LIQ)                        3.89       6/01/2041             800
                                                                                                           --------
                                                                                                              6,600
                                                                                                           --------

   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.1%)
            -------------------------
  118,546   SSgA Tax Free Money Market Fund, 3.27%(f)                                                           119
                                                                                                           --------
            Total Tax-Exempt Money Market Instruments (cost: $6,719)                                          6,719
                                                                                                           --------
            Total Tax-Exempt Securities (cost: $101,590)                                                    106,483
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            BLUE CHIP STOCKS (48.6%)

            CONSUMER DISCRETIONARY (5.2%)
            -----------------------------
            ADVERTISING (0.1%)
    4,020   Interpublic Group of Companies, Inc.*                                                          $     47
    1,460   Omnicom Group, Inc.                                                                                 154
                                                                                                           --------
                                                                                                                201
                                                                                                           --------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    3,270   Coach, Inc.*                                                                                        168
      852   Hanesbrands, Inc.*                                                                                   22
      800   VF Corp.                                                                                             75
                                                                                                           --------
                                                                                                                265
                                                                                                           --------
            APPAREL RETAIL (0.1%)
    4,590   Gap, Inc.                                                                                            85
    2,950   Limited Brands, Inc.                                                                                 77
    4,000   TJX Companies, Inc.                                                                                 112
                                                                                                           --------
                                                                                                                274
                                                                                                           --------
            AUTO PARTS & EQUIPMENT (0.1%)
    1,000   Johnson Controls, Inc.                                                                              110
                                                                                                           --------
            AUTOMOBILE MANUFACTURERS (0.1%)
   16,300   Ford Motor Co.                                                                                      136
    4,950   General Motors Corp.                                                                                148
                                                                                                           --------
                                                                                                                284
                                                                                                           --------
            AUTOMOTIVE RETAIL (0.1%)
    1,340   AutoNation, Inc.*                                                                                    30
      540   AutoZone, Inc.*                                                                                      69
                                                                                                           --------
                                                                                                                 99
                                                                                                           --------
            BROADCASTING & CABLE TV (0.6%)
    6,660   CBS Corp. "B"                                                                                       222
    4,270   Clear Channel Communications, Inc.                                                                  164
   26,782   Comcast Corp. "A"*                                                                                  734
      750   E.W. Scripps Co. "A"                                                                                 34
                                                                                                           --------
                                                                                                              1,154
                                                                                                           --------
            CASINOS & GAMING (0.1%)
    1,610   Harrah's Entertainment, Inc.                                                                        138
    2,910   International Game Technology                                                                       117
                                                                                                           --------
                                                                                                                255
                                                                                                           --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,230   Circuit City Stores, Inc.                                                                      $     20
    1,190   RadioShack Corp.                                                                                     40
                                                                                                           --------
                                                                                                                 60
                                                                                                           --------
            CONSUMER ELECTRONICS (0.0%)
      590   Harman International Industries, Inc.                                                                70
                                                                                                           --------
            DEPARTMENT STORES (0.3%)
      650   Dillard's, Inc. "A"                                                                                  24
    4,670   Federated Department Stores, Inc.                                                                   187
      760   J.C. Penney Co., Inc.                                                                                61
    2,920   Kohl's Corp.*                                                                                       220
    1,970   Nordstrom, Inc.                                                                                     102
                                                                                                           --------
                                                                                                                594
                                                                                                           --------
            EDUCATIONAL SERVICES (0.0%)
    1,210   Apollo Group, Inc. "A"*                                                                              58
                                                                                                           --------
            FOOTWEAR (0.1%)
    3,310   NIKE, Inc. "B"                                                                                      188
                                                                                                           --------
            GENERAL MERCHANDISE STORES (0.3%)
      200   Big Lots, Inc.*                                                                                       7
    2,690   Dollar General Corp.                                                                                 58
    1,610   Family Dollar Stores, Inc.                                                                           54
    7,400   Target Corp.                                                                                        462
                                                                                                           --------
                                                                                                                581
                                                                                                           --------
            HOME FURNISHINGS (0.0%)
    1,530   Leggett & Platt, Inc.                                                                                37
                                                                                                           --------
            HOME IMPROVEMENT RETAIL (0.5%)
   12,820   Home Depot, Inc.                                                                                    498
   11,380   Lowe's Companies, Inc.                                                                              373
    1,000   Sherwin-Williams Co.                                                                                 68
                                                                                                           --------
                                                                                                                939
                                                                                                           --------
            HOMEBUILDING (0.1%)
    1,030   Centex Corp.                                                                                         50
    2,350   D.R. Horton, Inc.                                                                                    55

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
      660   KB Home                                                                                        $     30
    1,190   Lennar Corp. "A"                                                                                     54
    1,830   Pulte Homes, Inc.                                                                                    50
                                                                                                           --------
                                                                                                                239
                                                                                                           --------
            HOMEFURNISHING RETAIL (0.0%)
    1,200   Bed Bath & Beyond, Inc.*                                                                             49
                                                                                                           --------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
    3,810   Carnival Corp.                                                                                      192
    2,925   Hilton Hotels Corp.                                                                                 104
    2,770   Marriott International, Inc. "A"                                                                    128
    1,440   Starwood Hotels and Resorts Worldwide, Inc.                                                         104
                                                                                                           --------
                                                                                                                528
                                                                                                           --------
            HOUSEHOLD APPLIANCES (0.1%)
      660   Black & Decker Corp.                                                                                 62
      505   Snap-On, Inc.                                                                                        27
      710   Stanley Works                                                                                        45
      680   Whirlpool Corp.                                                                                      76
                                                                                                           --------
                                                                                                                210
                                                                                                           --------
            HOUSEWARES & SPECIALTIES (0.1%)
    1,310   Fortune Brands, Inc.                                                                                106
    2,390   Newell Rubbermaid, Inc.                                                                              76
                                                                                                           --------
                                                                                                                182
                                                                                                           --------
            INTERNET RETAIL (0.1%)
    2,680   Amazon.com, Inc.*                                                                                   185
                                                                                                           --------
            LEISURE PRODUCTS (0.1%)
      800   Brunswick Corp.                                                                                      27
    1,450   Hasbro, Inc.                                                                                         47
    3,390   Mattel, Inc.                                                                                         95
                                                                                                           --------
                                                                                                                169
                                                                                                           --------
            MOTORCYCLE MANUFACTURERS (0.1%)
    2,280   Harley-Davidson, Inc.                                                                               139
                                                                                                           --------
            MOVIES & ENTERTAINMENT (1.0%)
   19,350   News Corp. "A"                                                                                      427
   29,760   Time Warner, Inc.                                                                                   636

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    5,980   Viacom, Inc. "B"*                                                                              $    269
   16,875   Walt Disney Co.                                                                                     598
                                                                                                           --------
                                                                                                              1,930
                                                                                                           --------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    2,480   Eastman Kodak Co.                                                                                    63
                                                                                                           --------
            PUBLISHING (0.3%)
      580   Dow Jones & Co., Inc.                                                                                31
    2,020   Gannett Co., Inc.                                                                                   119
    2,990   McGraw-Hill Companies, Inc.                                                                         210
      380   Meredith Corp.                                                                                       24
    1,240   New York Times Co. "A"                                                                               31
    2,370   Tribune Co.                                                                                          76
                                                                                                           --------
                                                                                                                491
                                                                                                           --------
            RESTAURANTS (0.3%)
    1,250   Darden Restaurants, Inc.                                                                             57
    8,500   McDonald's Corp.                                                                                    430
    2,400   Starbucks Corp.*                                                                                     69
      776   Tim Hortons, Inc.                                                                                    24
      610   Wendy's International, Inc.                                                                          25
    1,300   Yum! Brands, Inc.                                                                                    88
                                                                                                           --------
                                                                                                                693
                                                                                                           --------
            SPECIALIZED CONSUMER SERVICES (0.0%)
    2,780   H&R Block, Inc.                                                                                      66
                                                                                                           --------
            SPECIALTY STORES (0.2%)
    1,900   Office Depot, Inc.*                                                                                  69
      650   OfficeMax, Inc.                                                                                      29
    6,170   Staples, Inc.                                                                                       155
    1,170   Tiffany & Co.                                                                                        62
                                                                                                           --------
                                                                                                                315
                                                                                                           --------
            TIRES & RUBBER (0.0%)
    1,610   Goodyear Tire & Rubber Co.*                                                                          57
                                                                                                           --------
            Total Consumer Discretionary                                                                     10,485
                                                                                                           --------
            CONSUMER STAPLES (4.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    5,620   Archer-Daniels-Midland Co.                                                                          197
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            BREWERS (0.2%)
    6,760   Anheuser-Busch Companies, Inc.                                                                 $    361
      460   Molson Coors Brewing Co. "B"                                                                         42
                                                                                                           --------
                                                                                                                403
                                                                                                           --------
            DISTILLERS & VINTNERS (0.0%)
      680   Brown-Forman Corp. "B"                                                                               47
    1,820   Constellation Brands, Inc. "A"*                                                                      44
                                                                                                           --------
                                                                                                                 91
                                                                                                           --------
            DRUG RETAIL (0.4%)
   13,632   CVS Corp.                                                                                           525
    8,620   Walgreen Co.                                                                                        389
                                                                                                           --------
                                                                                                                914
                                                                                                           --------
            FOOD DISTRIBUTORS (0.1%)
    5,310   Sysco Corp.                                                                                         176
                                                                                                           --------
            FOOD RETAIL (0.2%)
    6,290   Kroger Co.                                                                                          191
    3,790   Safeway, Inc.                                                                                       131
    1,790   SUPERVALU, Inc.                                                                                      85
                                                                                                           --------
                                                                                                                407
                                                                                                           --------
            HOUSEHOLD PRODUCTS (1.0%)
    1,300   Clorox Co.                                                                                           87
    4,420   Colgate-Palmolive Co.                                                                               296
    3,930   Kimberly-Clark Corp.                                                                                279
   20,050   Procter & Gamble Co.                                                                              1,274
                                                                                                           --------
                                                                                                              1,936
                                                                                                           --------
            HYPERMARKETS & SUPER CENTERS (0.4%)
    3,890   Costco Wholesale Corp.                                                                              219
   10,710   Wal-Mart Stores, Inc.                                                                               510
                                                                                                           --------
                                                                                                                729
                                                                                                           --------
            PACKAGED FOODS & MEAT (0.6%)
    1,700   Campbell Soup Co.                                                                                    68
    3,010   General Mills, Inc.                                                                                 184
    2,795   H.J. Heinz Co.                                                                                      133
    1,490   Hershey Co.                                                                                          79
    1,580   Kellogg Co.                                                                                          85

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    8,850   Kraft Foods, Inc. "A"                                                                          $    300
    1,120   McCormick & Co., Inc.                                                                                42
    6,450   Sara Lee Corp.                                                                                      115
    2,170   Tyson Foods, Inc. "A"                                                                                48
    1,880   Wm. Wrigley Jr. Co.                                                                                 110
                                                                                                           --------
                                                                                                              1,164
                                                                                                           --------
            PERSONAL PRODUCTS (0.1%)
    3,790   Avon Products, Inc.                                                                                 145
    1,100   Estee Lauder Companies, Inc. "A"                                                                     52
                                                                                                           --------
                                                                                                                197
                                                                                                           --------
            SOFT DRINKS (0.8%)
   15,970   Coca-Cola Co.                                                                                       846
    1,685   Coca-Cola Enterprises, Inc.                                                                          39
    1,130   Pepsi Bottling Group, Inc.                                                                           40
   10,800   PepsiCo, Inc.                                                                                       738
                                                                                                           --------
                                                                                                              1,663
                                                                                                           --------
            TOBACCO (0.5%)
   11,590   Altria Group, Inc.                                                                                  824
    1,480   Reynolds American, Inc.                                                                              96
    1,710   UST, Inc.                                                                                            92
                                                                                                           --------
                                                                                                              1,012
                                                                                                           --------
            Total Consumer Staples                                                                            8,889
                                                                                                           --------
            ENERGY (5.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    2,280   Peabody Energy Corp.                                                                                123
                                                                                                           --------
            INTEGRATED OIL & GAS (3.3%)
   12,850   Chevron Corp.                                                                                     1,047
   10,170   ConocoPhillips                                                                                      787
   49,020   Exxon Mobil Corp.                                                                                 4,077
    2,330   Hess Corp.                                                                                          138
    3,100   Marathon Oil Corp.                                                                                  384
    5,600   Occidental Petroleum Corp.                                                                          308
                                                                                                           --------
                                                                                                              6,741
                                                                                                           --------
            OIL & GAS DRILLING (0.2%)
    1,300   ENSCOInternational, Inc.                                                                             79
    2,400   Nabors Industries Ltd.*                                                                              84

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    1,030   Noble Corp.                                                                                    $     95
      950   Rowan Companies, Inc.                                                                                37
    2,220   Transocean, Inc.*                                                                                   218
                                                                                                           --------
                                                                                                                513
                                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
    2,677   Baker Hughes, Inc.                                                                                  221
    2,530   BJ Services Co.                                                                                      74
    8,580   Halliburton Co.                                                                                     309
      300   National-Oilwell Varco, Inc.*                                                                        28
   10,150   Schlumberger Ltd.                                                                                   790
    2,910   Weatherford International Ltd.*                                                                     158
                                                                                                           --------
                                                                                                              1,580
                                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    3,990   Anadarko Petroleum Corp.                                                                            198
    1,100   Apache Corp.                                                                                         89
       60   Chesapeake Energy Corp.                                                                               2
    3,310   Devon Energy Corp.                                                                                  254
    1,280   EOG Resources, Inc.                                                                                  99
    3,170   XTO Energy, Inc.                                                                                    184
                                                                                                           --------
                                                                                                                826
                                                                                                           --------
            OIL & GAS REFINING & MARKETING (0.2%)
      340   Sunoco, Inc.                                                                                         27
    4,200   Valero Energy Corp.                                                                                 314
                                                                                                           --------
                                                                                                                341
                                                                                                           --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    6,015   El Paso Corp.                                                                                       102
    5,150   Williams Companies, Inc.                                                                            164
                                                                                                           --------
                                                                                                                266
                                                                                                           --------
            Total Energy                                                                                     10,390
                                                                                                           --------
            FINANCIALS (10.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    1,365   Ameriprise Financial, Inc.                                                                           86
    6,520   Bank of New York Co., Inc.                                                                          264
      780   Federated Investors, Inc. "B"                                                                        30
      800   Franklin Resources, Inc.                                                                            109
    1,760   Janus Capital Group, Inc.                                                                            49
    1,130   Legg Mason, Inc.                                                                                    114

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    3,585   Mellon Financial Corp.                                                                         $    155
      640   Northern Trust Corp.(g)                                                                              42
    2,310   State Street Corp.                                                                                  158
      200   T. Rowe Price Group, Inc.                                                                            10
                                                                                                           --------
                                                                                                              1,017
                                                                                                           --------
            CONSUMER FINANCE (0.6%)
   10,040   American Express Co.                                                                                652
    3,540   Capital One Financial Corp.                                                                         283
    3,540   SLM Corp.                                                                                           199
                                                                                                           --------
                                                                                                              1,134
                                                                                                           --------
            DIVERSIFIED BANKS (1.0%)
    1,360   Comerica, Inc.                                                                                       85
    8,560   U.S. Bancorp                                                                                        296
   11,215   Wachovia Corp.                                                                                      608
   26,730   Wells Fargo & Co.                                                                                   965
                                                                                                           --------
                                                                                                              1,954
                                                                                                           --------
            INSURANCE BROKERS (0.1%)
    2,650   Aon Corp.                                                                                           114
    4,760   Marsh & McLennan Companies, Inc.                                                                    156
                                                                                                           --------
                                                                                                                270
                                                                                                           --------
            INVESTMENT BANKING & BROKERAGE (1.5%)
    1,030   Bear Stearns Companies, Inc.                                                                        154
    8,840   Charles Schwab Corp.                                                                                199
    3,680   E*TRADE Financial Corp.*                                                                             88
    3,630   Goldman Sachs Group, Inc.                                                                           838
    4,570   Lehman Brothers Holdings, Inc.                                                                      335
    5,960   Merrill Lynch & Co., Inc.                                                                           553
    9,170   Morgan Stanley                                                                                      780
                                                                                                           --------
                                                                                                              2,947
                                                                                                           --------
            LIFE & HEALTH INSURANCE (0.9%)
    2,900   AFLAC, Inc.                                                                                         153
    2,379   Lincoln National Corp.                                                                              173
    4,560   MetLife, Inc.                                                                                       310
      700   Principal Financial Group, Inc.                                                                      43
    9,615   Prudential Financial, Inc.                                                                          981
      845   Torchmark Corp.                                                                                      59
    2,950   Unum Group                                                                                           78
                                                                                                           --------
                                                                                                              1,797
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (0.7%)
   15,160   American International Group, Inc.                                                             $  1,097
    2,760   Hartford Financial Services Group, Inc.                                                             285
      440   Loews Corp.                                                                                          22
                                                                                                           --------
                                                                                                              1,404
                                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
   27,520   Bank of America Corp.                                                                             1,395
    1,250   Broadridge Financial Solutions, Inc.*                                                                25
   32,040   Citigroup, Inc.                                                                                   1,746
   26,795   JPMorgan Chase & Co.                                                                              1,389
                                                                                                           --------
                                                                                                              4,555
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.7%)
    2,810   ACE Ltd.                                                                                            173
    5,350   Allstate Corp.                                                                                      329
      920   Ambac Financial Group, Inc.                                                                          82
    3,520   Chubb Corp.                                                                                         193
    1,180   MBIA, Inc.                                                                                           79
    5,140   Progressive Corp.                                                                                   118
      430   Safeco Corp.                                                                                         27
    6,030   Travelers Companies, Inc.                                                                           327
    1,560   XL Capital Ltd. "A"                                                                                 127
                                                                                                           --------
                                                                                                              1,455
                                                                                                           --------
            REGIONAL BANKS (0.9%)
    4,670   BB&T Corp.                                                                                          197
    1,630   Commerce Bancorp, Inc.                                                                               56
    1,100   Compass Bancshares, Inc.                                                                             77
    4,790   Fifth Third Bancorp                                                                                 203
    1,090   First Horizon National Corp.                                                                         44
    2,030   Huntington Bancshares, Inc.                                                                          45
    3,420   KeyCorp                                                                                             122
      660   M&T Bank Corp.                                                                                       73
      140   Marshall & Ilsley Corp.                                                                               7
    5,105   National City Corp.                                                                                 176
    2,980   PNC Financial Services Group, Inc.                                                                  220
    6,029   Regions Financial Corp.                                                                             215
    3,060   SunTrust Banks, Inc.                                                                                273
    2,810   Synovus Financial Corp.                                                                              93
      945   Zions Bancorp                                                                                        76
                                                                                                           --------
                                                                                                              1,877
                                                                                                           --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            REITs - DIVERSIFIED (0.1%)
    1,120   Vornado Realty Trust                                                                           $    136
                                                                                                           --------
            REITs - INDUSTRIAL (0.1%)
    2,175   ProLogis                                                                                            141
                                                                                                           --------
            REITs - RESIDENTIAL (0.1%)
    1,000   Apartment Investment and Management Co. "A"                                                          55
    1,875   Archstone-Smith Trust                                                                               116
    2,475   Equity Residential Properties Trust                                                                 125
                                                                                                           --------
                                                                                                                296
                                                                                                           --------
            REITs - RETAIL (0.1%)
      870   Kimco Realty Corp.                                                                                   40
    1,650   Simon Property Group, Inc.                                                                          178
                                                                                                           --------
                                                                                                                218
                                                                                                           --------
            REITs - SPECIALIZED (0.1%)
    1,530   Plum Creek Timber Co., Inc.                                                                          64
      725   Public Storage, Inc.                                                                                 65
                                                                                                           --------
                                                                                                                129
                                                                                                           --------
            SPECIALIZED FINANCE (0.1%)
    1,690   CIT Group, Inc.                                                                                     101
    2,020   Moody's Corp.                                                                                       141
                                                                                                           --------
                                                                                                                242
                                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.5%)
      730   Countrywide Financial Corp.                                                                          28
    8,350   Fannie Mae                                                                                          534
    4,670   Freddie Mac                                                                                         312
      720   MGIC Investment Corp.                                                                                47
    1,930   Sovereign Bancorp, Inc.                                                                              45
    1,240   Washington Mutual, Inc.                                                                              54
                                                                                                           --------
                                                                                                              1,020
                                                                                                           --------
            Total Financials                                                                                 20,592
                                                                                                           --------
            HEALTH CARE (5.9%)
            ------------------
            BIOTECHNOLOGY (0.5%)
    5,700   Amgen, Inc.*                                                                                        321
    2,950   Biogen Idec, Inc.*                                                                                  154

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    1,060   Celgene Corp.*                                                                                 $     65
       60   Genzyme Corp.*                                                                                        4
    4,000   Gilead Sciences, Inc.*                                                                              331
    2,080   MedImmune, Inc.*                                                                                    120
                                                                                                           --------
                                                                                                                995
                                                                                                           --------
            HEALTH CARE DISTRIBUTORS (0.1%)
    1,510   AmerisourceBergen Corp.                                                                              77
    1,690   McKesson Corp.                                                                                      107
    1,200   Patterson Companies, Inc.*                                                                           45
                                                                                                           --------
                                                                                                                229
                                                                                                           --------
            HEALTH CARE EQUIPMENT (0.9%)
    5,600   Baxter International, Inc.                                                                          318
    2,110   Becton, Dickinson & Co.                                                                             161
   10,200   Boston Scientific Corp.*                                                                            160
      600   C.R. Bard, Inc.                                                                                      51
    1,340   Hospira, Inc.*                                                                                       53
   10,120   Medtronic, Inc.                                                                                     538
      600   St. Jude Medical, Inc.*                                                                              26
    2,570   Stryker Corp.                                                                                       173
    1,110   Varian Medical Systems, Inc.*                                                                        45
    2,080   Zimmer Holdings, Inc.*                                                                              183
                                                                                                           --------
                                                                                                              1,708
                                                                                                           --------
            HEALTH CARE FACILITIES (0.0%)
      720   Manor Care, Inc.                                                                                     49
    4,140   Tenet Healthcare Corp.*                                                                              29
                                                                                                           --------
                                                                                                                 78
                                                                                                           --------
            HEALTH CARE SERVICES (0.2%)
    1,180   Express Scripts, Inc.*                                                                              121
    1,085   Laboratory Corp. of America Holdings*                                                                85
    2,500   Medco Health Solutions, Inc.*                                                                       194
    1,370   Quest Diagnostics, Inc.                                                                              67
                                                                                                           --------
                                                                                                                467
                                                                                                           --------
            HEALTH CARE SUPPLIES (0.0%)
      500   Bausch & Lomb, Inc.                                                                                  34
                                                                                                           --------
            HEALTH CARE TECHNOLOGY (0.0%)
    1,770   IMS Health, Inc.                                                                                     58
                                                                                                           --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,580   Applera Corp. - Applied Biosystems Group                                                       $     45
      470   Millipore Corp.*                                                                                     35
    1,130   PerkinElmer, Inc.                                                                                    30
    3,620   Thermo Fisher Scientific, Inc.*                                                                     198
      900   Waters Corp.*                                                                                        54
                                                                                                           --------
                                                                                                                362
                                                                                                           --------
            MANAGED HEALTH CARE (0.7%)
    4,900   Aetna, Inc.                                                                                         259
    1,050   CIGNA Corp.                                                                                         176
      240   Coventry Health Care, Inc.*                                                                          14
   11,660   UnitedHealth Group, Inc.                                                                            639
    4,320   WellPoint, Inc.*                                                                                    352
                                                                                                           --------
                                                                                                              1,440
                                                                                                           --------
            PHARMACEUTICALS (3.3%)
   12,210   Abbott Laboratories                                                                                 688
      920   Barr Pharmaceuticals, Inc.*                                                                          49
   14,970   Bristol-Myers Squibb Co.                                                                            454
    7,860   Eli Lilly and Co.                                                                                   461
    2,780   Forest Laboratories, Inc.*                                                                          141
   16,520   Johnson & Johnson                                                                                 1,045
    2,090   King Pharmaceuticals, Inc.*                                                                          44
   16,080   Merck & Co., Inc.                                                                                   843
   61,610   Pfizer, Inc.                                                                                      1,694
   12,810   Schering-Plough Corp.                                                                               420
      930   Watson Pharmaceuticals, Inc.*                                                                        29
   11,590   Wyeth                                                                                               670
                                                                                                           --------
                                                                                                              6,538
                                                                                                           --------
            Total Health Care                                                                                11,909
                                                                                                           --------
            INDUSTRIALS (5.3%)
            ------------------
            AEROSPACE & DEFENSE (1.4%)
    6,400   Boeing Co.                                                                                          644
    3,490   General Dynamics Corp.                                                                              280
    1,090   Goodrich Corp.                                                                                       65
    5,200   Honeywell International, Inc.                                                                       301
    1,070   L-3 Communications Holdings, Inc.                                                                   102
    3,060   Lockheed Martin Corp.                                                                               300
    3,020   Northrop Grumman Corp.                                                                              228

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    3,845   Raytheon Co.                                                                                   $    214
    1,400   Rockwell Collins, Inc.                                                                               99
    8,570   United Technologies Corp.                                                                           605
                                                                                                           --------
                                                                                                              2,838
                                                                                                           --------
            AIR FREIGHT & LOGISTICS (0.4%)
      850   FedEx Corp.                                                                                          95
    9,180   United Parcel Service, Inc. "B"                                                                     661
                                                                                                           --------
                                                                                                                756
                                                                                                           --------
            BUILDING PRODUCTS (0.1%)
    1,500   American Standard Companies, Inc.                                                                    90
    3,370   Masco Corp.                                                                                         102
                                                                                                           --------
                                                                                                                192
                                                                                                           --------
            COMMERCIAL PRINTING (0.1%)
    1,229   Idearc, Inc.                                                                                         43
    1,880   R.R. Donnelley & Sons Co.                                                                            81
                                                                                                           --------
                                                                                                                124
                                                                                                           --------
            CONSTRUCTION & ENGINEERING (0.0%)
      675   Fluor Corp.                                                                                          70
                                                                                                           --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    5,415   Caterpillar, Inc.                                                                                   426
      890   Cummins, Inc.                                                                                        84
    1,970   Deere & Co.                                                                                         237
      540   Navistar International Corp.*                                                                        35
    1,995   PACCAR, Inc.                                                                                        174
                                                                                                           --------
                                                                                                                956
                                                                                                           --------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
      890   Avis Budget Group, Inc.*                                                                             27
    1,170   Cintas Corp.                                                                                         45
    1,130   Equifax, Inc.                                                                                        47
                                                                                                           --------
                                                                                                                119
                                                                                                           --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,570   Cooper Industries Ltd. "A"                                                                           84
    6,870   Emerson Electric Co.                                                                                333
                                                                                                           --------
                                                                                                                417
                                                                                                           --------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,200   Allied Waste Industries, Inc.*                                                                 $     29
    4,595   Waste Management, Inc.                                                                              178
                                                                                                           --------
                                                                                                                207
                                                                                                           --------
            INDUSTRIAL CONGLOMERATES (1.8%)
    5,900   3M Co.                                                                                              519
   64,700   General Electric Co.                                                                              2,431
      575   Textron, Inc.                                                                                        62
   17,120   Tyco International Ltd.                                                                             571
                                                                                                           --------
                                                                                                              3,583
                                                                                                           --------
            INDUSTRIAL MACHINERY (0.3%)
    2,045   Danaher Corp.                                                                                       150
    1,760   Dover Corp.                                                                                          88
    1,260   Eaton Corp.                                                                                         118
    1,070   Ingersoll-Rand Co. Ltd. "A"                                                                          55
    1,030   ITT Corp.                                                                                            69
    1,100   Pall Corp.                                                                                           49
    1,040   Parker-Hannifin Corp.                                                                               106
                                                                                                           --------
                                                                                                                635
                                                                                                           --------
            OFFICE SERVICES & SUPPLIES (0.0%)
      960   Avery Dennison Corp.                                                                                 62
      645   Pitney Bowes, Inc.                                                                                   31
                                                                                                           --------
                                                                                                                 93
                                                                                                           --------
            RAILROADS (0.3%)
    1,320   Burlington Northern Santa Fe Corp.                                                                  123
    3,760   CSX Corp.                                                                                           171
    3,540   Norfolk Southern Corp.                                                                              205
    1,925   Union Pacific Corp.                                                                                 232
                                                                                                           --------
                                                                                                                731
                                                                                                           --------
            TRADING COMPANIES & DISTRIBUTORS (0.0%)
      670   W.W. Grainger, Inc.                                                                                  59
                                                                                                           --------
            TRUCKING (0.0%)
      535   Ryder System, Inc.                                                                                   29
                                                                                                           --------
            Total Industrials                                                                                10,809
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (7.3%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    5,080   Adobe Systems, Inc.*                                                                           $    224
    2,000   Autodesk, Inc.*                                                                                      91
    1,240   Citrix Systems, Inc.*                                                                                42
    3,210   Compuware Corp.*                                                                                     36
    2,200   Intuit, Inc.*                                                                                        67
    1,030   Parametric Technology Corp.*                                                                         19
                                                                                                           --------
                                                                                                                479
                                                                                                           --------
            COMMUNICATIONS EQUIPMENT (1.3%)
    1,060   ADC Telecommunications, Inc.*                                                                        18
    1,340   Andrew Corp.*                                                                                        18
      740   CIENA Corp.*                                                                                         25
   41,815   Cisco Systems, Inc.*                                                                              1,126
    1,720   Comverse Technology, Inc.*                                                                           39
   13,520   Corning, Inc.*                                                                                      338
    4,900   Juniper Networks, Inc.*                                                                             120
   17,150   Motorola, Inc.                                                                                      312
   12,040   QUALCOMM, Inc.                                                                                      517
    3,770   Tellabs, Inc.*                                                                                       41
                                                                                                           --------
                                                                                                              2,554
                                                                                                           --------
            COMPUTER HARDWARE (2.0%)
    7,420   Apple, Inc.*                                                                                        902
   19,560   Dell, Inc.*                                                                                         526
   22,180   Hewlett-Packard Co.                                                                               1,014
   12,140   International Business Machines Corp.                                                             1,294
    1,545   NCR Corp.*                                                                                           83
   31,010   Sun Microsystems, Inc.*                                                                             158
                                                                                                           --------
                                                                                                              3,977
                                                                                                           --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
   19,890   EMC Corp.*                                                                                          336
      980   Lexmark International, Inc. "A"*                                                                     51
    1,160   Network Appliance, Inc.*                                                                             37
      450   QLogic Corp.*                                                                                         8
                                                                                                           --------
                                                                                                                432
                                                                                                           --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    1,010   Affiliated Computer Services, Inc. "A"*                                                              59
    4,860   Automatic Data Processing, Inc.                                                                     241
    1,490   Computer Sciences Corp.*                                                                             83

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    1,200   Convergys Corp.*                                                                               $     31
    2,540   Electronic Data Systems Corp.                                                                        73
    1,400   Fidelity National Information Services, Inc.                                                         75
    2,465   First Data Corp.                                                                                     81
      300   Fiserv, Inc.*                                                                                        18
    2,920   Paychex, Inc.                                                                                       118
    5,405   Western Union Co.                                                                                   121
                                                                                                           --------
                                                                                                                900
                                                                                                           --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    3,540   Agilent Technologies, Inc.*                                                                         135
      720   Tektronix, Inc.                                                                                      22
                                                                                                           --------
                                                                                                                157
                                                                                                           --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,590   Jabil Circuit, Inc.                                                                                  37
    1,220   Molex, Inc.                                                                                          36
    4,670   Sanmina-SCI Corp.*                                                                                   17
    7,780   Solectron Corp.*                                                                                     26
                                                                                                           --------
                                                                                                                116
                                                                                                           --------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
    2,670   Electronic Arts, Inc.*                                                                              130
                                                                                                           --------
            INTERNET SOFTWARE & SERVICES (0.5%)
    9,940   eBay, Inc.*                                                                                         324
    1,010   Google, Inc. "A"*                                                                                   503
    2,110   VeriSign, Inc.*                                                                                      63
    6,950   Yahoo!, Inc.*                                                                                       199
                                                                                                           --------
                                                                                                              1,089
                                                                                                           --------
            IT CONSULTING & OTHER SERVICES (0.0%)
    3,020   Unisys Corp.*                                                                                        25
                                                                                                           --------
            OFFICE ELECTRONICS (0.1%)
    8,230   Xerox Corp.*                                                                                        155
                                                                                                           --------
            SEMICONDUCTOR EQUIPMENT (0.2%)
   13,160   Applied Materials, Inc.                                                                             251
    1,720   KLA-Tencor Corp.                                                                                     95
    1,130   Novellus Systems, Inc.*                                                                              35

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
    1,630   Teradyne, Inc.*                                                                                $     28
      463   Verigy Ltd.*                                                                                         13
                                                                                                           --------
                                                                                                                422
                                                                                                           --------
            SEMICONDUCTORS (0.9%)
    4,780   Advanced Micro Devices, Inc.*                                                                        68
    3,080   Altera Corp.                                                                                         70
    3,030   Analog Devices, Inc.                                                                                110
    3,490   Broadcom Corp. "A"*                                                                                 107
   28,190   Intel Corp.                                                                                         625
    3,530   LSI Logic Corp.*                                                                                     31
    2,760   Maxim Integrated Products, Inc.                                                                      85
    6,500   Micron Technology, Inc.*                                                                             79
    1,170   National Semiconductor Corp.                                                                         31
    2,950   NVIDIA Corp.*                                                                                       102
    1,870   PMC-Sierra, Inc.*                                                                                    14
    9,660   Texas Instruments, Inc.                                                                             342
    2,920   Xilinx, Inc.                                                                                         83
                                                                                                           --------
                                                                                                              1,747
                                                                                                           --------
            SYSTEMS SOFTWARE (1.2%)
    1,755   BMC Software, Inc.*                                                                                  58
    3,800   CA, Inc.                                                                                            101
   50,665   Microsoft Corp.                                                                                   1,554
    2,000   Novell, Inc.*                                                                                        16
   33,007   Oracle Corp.*                                                                                       640
    8,520   Symantec Corp.*                                                                                     170
                                                                                                           --------
                                                                                                              2,539
                                                                                                           --------
            Total Information Technology                                                                     14,722
                                                                                                           --------
            MATERIALS (1.4%)
            ----------------
            ALUMINUM (0.1%)
    7,490   Alcoa, Inc.                                                                                         309
                                                                                                           --------
            CONSTRUCTION MATERIALS (0.1%)
      880   Vulcan Materials Co.                                                                                105
                                                                                                           --------
            DIVERSIFIED CHEMICALS (0.3%)
    8,260   Dow Chemical Co.                                                                                    375
    2,350   E.I. du Pont de Nemours & Co.                                                                       123

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
      700   Eastman Chemical Co.                                                                           $     46
    1,110   Hercules, Inc.*                                                                                      21
    1,410   PPG Industries, Inc.                                                                                108
                                                                                                           --------
                                                                                                                673
                                                                                                           --------
            DIVERSIFIED METALS & MINING (0.0%)
    1,101   Freeport-McMoRan Copper & Gold, Inc. "B"                                                             87
                                                                                                           --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    3,900   Monsanto Co.                                                                                        240
                                                                                                           --------
            FOREST PRODUCTS (0.1%)
      960   Louisiana-Pacific Corp.                                                                              20
    1,735   Weyerhaeuser Co.                                                                                    142
                                                                                                           --------
                                                                                                                162
                                                                                                           --------
            INDUSTRIAL GASES (0.2%)
    1,865   Air Products & Chemicals, Inc.                                                                      145
    2,760   Praxair, Inc.                                                                                       188
                                                                                                           --------
                                                                                                                333
                                                                                                           --------
            METAL & GLASS CONTAINERS (0.0%)
      900   Ball Corp.                                                                                           50
    1,360   Pactiv Corp.*                                                                                        46
                                                                                                           --------
                                                                                                                 96
                                                                                                           --------
            PAPER PACKAGING (0.1%)
      910   Bemis Co., Inc.                                                                                      31
      430   Sealed Air Corp.                                                                                     14
      910   Temple-Inland, Inc.                                                                                  57
                                                                                                           --------
                                                                                                                102
                                                                                                           --------
            PAPER PRODUCTS (0.1%)
    2,560   International Paper Co.                                                                             100
    1,590   MeadWestVaco Corp.                                                                                   56
                                                                                                           --------
                                                                                                                156
                                                                                                           --------
            SPECIALTY CHEMICALS (0.1%)
    1,530   Ecolab, Inc.                                                                                         66
      890   International Flavors & Fragrances, Inc.                                                             46
    1,140   Sigma-Aldrich Corp.                                                                                  49
                                                                                                           --------
                                                                                                                161
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            STEEL (0.2%)
      750   Allegheny Technologies, Inc.                                                                   $     87
    2,250   Nucor Corp.                                                                                         152
    1,000   United States Steel Corp.                                                                           113
                                                                                                           --------
                                                                                                                352
                                                                                                           --------
            Total Materials                                                                                   2,776
                                                                                                           --------
            TELECOMMUNICATION SERVICES (2.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
   53,770   AT&T, Inc.                                                                                        2,223
    1,150   CenturyTel, Inc.                                                                                     57
    2,700   Citizens Communications Co.                                                                          43
    1,300   Qwest Communications International, Inc.*                                                            13
   25,055   Verizon Communications, Inc.                                                                      1,090
    3,846   Windstream Corp.                                                                                     58
                                                                                                           --------
                                                                                                              3,484
                                                                                                           --------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    1,900   ALLTEL Corp.                                                                                        130
   23,460   Sprint Nextel Corp.                                                                                 536
                                                                                                           --------
                                                                                                                666
                                                                                                           --------
            Total Telecommunication Services                                                                  4,150
                                                                                                           --------
            UTILITIES (1.7%)
            ----------------
            ELECTRIC UTILITIES (0.8%)
      900   Allegheny Energy, Inc.*                                                                              48
    3,420   American Electric Power Co., Inc.                                                                   163
      170   Edison International                                                                                 10
    1,200   Entergy Corp.                                                                                       135
    4,965   Exelon Corp.                                                                                        387
    2,895   FirstEnergy Corp.                                                                                   200
    3,490   FPL Group, Inc.                                                                                     223
      860   Pinnacle West Capital Corp.                                                                          40
    3,040   PPL Corp.                                                                                           140
    5,930   Southern Co.                                                                                        214
                                                                                                           --------
                                                                                                              1,560
                                                                                                           --------
            GAS UTILITIES (0.0%)
      390   Nicor, Inc.                                                                                          18
      740   Questar Corp.                                                                                        80
                                                                                                           --------
                                                                                                                 98
                                                                                                           --------

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
      940   AES Corp.*                                                                                     $     22
    1,560   Constellation Energy Group, Inc.                                                                    143
    1,500   Dynegy, Inc. "A"*                                                                                    15
    2,800   TXU Corp.                                                                                           189
                                                                                                           --------
                                                                                                                369
                                                                                                           --------
            MULTI-UTILITIES (0.7%)
    1,780   Ameren Corp.                                                                                         95
    2,760   CenterPoint Energy, Inc.                                                                             52
    1,960   CMS Energy Corp.                                                                                     36
    2,200   Consolidated Edison, Inc.                                                                           107
    3,030   Dominion Resources, Inc.                                                                            268
    1,530   DTE Energy Co.                                                                                       81
    9,724   Duke Energy Corp.                                                                                   190
      321   Integrys Energy Group, Inc.                                                                          18
    1,630   Keyspan Corp.                                                                                        68
    2,370   NiSource, Inc.                                                                                       53
    2,200   PG&E Corp.                                                                                          108
    1,550   Public Service Enterprise Group, Inc.                                                               138
    1,400   Sempra Energy                                                                                        86
    1,830   TECO Energy, Inc.                                                                                    32
    2,610   Xcel Energy, Inc.                                                                                    60
                                                                                                           --------
                                                                                                              1,392
                                                                                                           --------
            Total Utilities                                                                                   3,419
                                                                                                           --------
            Total Blue Chip Stocks (cost: $74,266)                                                           98,141
                                                                                                           --------

            TOTAL INVESTMENTS (COST: $175,856)                                                             $204,624
                                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO        General Obligation
         IDA       Industrial Development Authority/Agency
         ISD       Independent School District
         MTA       Metropolitan Transportation Authority
         PCRB      Pollution Control Revenue Bond
         PRE       Prerefunded to a date prior to maturity
         RB        Revenue Bond
         SFH       Single-Family Housing
         USD       Unified School District

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

40

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) At May 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) At May 31, 2007, the aggregate market value of securities purchased on a when-issued basis was $3,974,000.

         (e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

         (f) Rate represents the money market fund annualized seven-day yield at May 31, 2007.

         (g) Northern Trust Corp. is the parent of Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         *    Non-income-producing security for the year ended May 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $175,856)         $204,624
   Cash                                                                                   19
   Receivables:
      Capital shares sold                                                                 57
      Dividends and interest                                                           1,320
                                                                                    --------
         Total assets                                                                206,020
                                                                                    --------
LIABILITIES
   Payables:
      Securities purchased                                                             3,976
      Capital shares redeemed                                                             97
   Accrued management fees                                                                90
   Accrued transfer agent's fees                                                           1
   Other accrued expenses and payables                                                    78
                                                                                    --------
         Total liabilities                                                             4,242
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $201,778
                                                                                    ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $173,015
   Accumulated undistributed net investment income                                       929
   Accumulated net realized loss on investments                                         (934)
   Net unrealized appreciation of investments                                         28,768
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $201,778
                                                                                    ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                        13,684
                                                                                    ========
   Net asset value, redemption price, and offering price per share                  $  14.75
                                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEAR ENDED MAY 31, 2007

INVESTMENT INCOME
   Dividends                                                  $ 1,911
   Interest                                                     5,065
                                                              -------
      Total income                                              6,976
                                                              -------
EXPENSES
   Management fees                                                990
   Administration and servicing fees                              293
   Transfer agent's fees                                          186
   Custody and accounting fees                                    123
   Postage                                                         31
   Shareholder reporting fees                                      33
   Trustees' fees                                                   8
   Registration fees                                               40
   Professional fees                                               74
   Other                                                            6
                                                              -------
      Total expenses                                            1,784
   Expenses paid indirectly                                        (8)
                                                              -------
      Net expenses                                              1,776
                                                              -------
NET INVESTMENT INCOME                                           5,200
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                  (921)
      Affiliated transactions (Note 7)                             11
   Change in net unrealized appreciation/depreciation          18,994
                                                              -------
         Net realized and unrealized gain                      18,084
                                                              -------
   Increase in net assets resulting from operations           $23,284
                                                              =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEARS ENDED MAY 31,


FROM OPERATIONS                                                    2007             2006
                                                               -------------------------
   Net investment income                                       $  5,200         $  4,703
   Net realized gain (loss) on investments                         (910)          18,037
   Change in net unrealized appreciation/depreciation
      of investments                                             18,994           (9,039)
                                                               -------------------------
      Increase in net assets resulting from operations           23,284           13,701
                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (5,244)          (4,455)
   Net realized gains                                           (13,122)         (12,308)
                                                               -------------------------
      Distributions to shareholders                             (18,366)         (16,763)
                                                               -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     11,847           12,589
   Reinvested dividends                                          17,100           15,342
   Cost of shares redeemed                                      (23,842)         (21,583)
                                                               -------------------------
      Increase in net assets from capital share transactions      5,105            6,348
                                                               -------------------------
   Net increase in net assets                                    10,023            3,286

NET ASSETS
   Beginning of year                                            191,755          188,469
                                                               -------------------------
   End of year                                                 $201,778         $191,755
                                                               =========================
Accumulated undistributed net investment income:
   End of year                                                 $    929         $    973
                                                               =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      818              858
   Shares issued for dividends reinvested                         1,195            1,055
   Shares redeemed                                               (1,645)          (1,462)
                                                               -------------------------
      Increase in shares outstanding                                368              451
                                                               =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value
                 (NAV) at the end of each business day.

              3. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

              4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              5. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $3,976,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

              other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended May 31, 2007, custodian and other bank credits reduced the Fund's expenses by $8,000. For the year ended May 31, 2007, the Fund did not incur any brokerage commission recapture credits.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

         of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended May 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended May 31, 2007, and 2006, was as follows:

                                                         2007          2006
                                                     -------------------------
         Ordinary income*                            $5,734,000     $4,348,000
         Tax-exempt income                            3,805,000      3,733,000
         Long-term realized capital gains             8,827,000      8,682,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of May 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                           $   780,000
         Undistributed ordinary income                                 149,000
         Accumulated capital and other losses                         (919,000)
         Unrealized appreciation                                    28,752,000

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2007, the Fund had capital loss carryovers of $919,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2015. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2007, were $71,322,000 and $80,356,000, respectively.

         As of May 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $175,872,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2007, for federal income tax purposes, were $28,940,000 and $188,000, respectively, resulting in net unrealized appreciation of $28,752,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

              authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of certain Lipper indexes. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on a Composite Index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within this category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within this category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms its relevant Lipper index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended May 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $990,000, which included a performance adjustment of $11,000 that increased the base management fee of 0.50% by 0.01%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

              amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the year ended May 31, 2007, the Manager incurred subadvisory fees, paid or payable to NTI, of $157,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $293,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended May 31, 2007, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $186,000. For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund less than $500 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a capital contribution from SAS of less than $500 for adjustments related to corrections to certain other shareholder transactions.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                        NET REALIZED
                                                                          COST TO       GAIN (LOSS)
               SELLER                           PURCHASER                PURCHASER       TO SELLER
----------------------------------------------------------------------------------------------------
USAA Growth and Tax Strategy Fund     USAA Tax Exempt Long-Term Fund     $  979,000       $(9,000)
USAA Growth and Tax Strategy Fund     USAA New York Bond Fund             1,985,000        20,000

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

              course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on November 30, 2007. The Manager has begun to evaluate the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate a material impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary,

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

              FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED MAY 31,
                                            -----------------------------------------------------------------
                                                2007          2006          2005           2004          2003
                                            -----------------------------------------------------------------
Net asset value at beginning of period      $  14.40      $  14.65      $  14.61       $  13.99      $  14.23
                                            -----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                          .38           .36           .34            .35           .35
  Net realized and unrealized gain (loss)       1.37           .71          1.15            .62          (.17)
                                            -----------------------------------------------------------------
Total from investment operations                1.75          1.07          1.49            .97           .18
                                            -----------------------------------------------------------------
Less distributions:
  From net investment income                    (.39)         (.34)         (.35)          (.34)         (.37)
  From realized capital gains                  (1.01)         (.98)        (1.10)          (.01)         (.05)
                                            -----------------------------------------------------------------
  Total distributions                          (1.40)        (1.32)        (1.45)          (.35)         (.42)
                                            -----------------------------------------------------------------
Net asset value at end of period            $  14.75      $  14.40      $  14.65       $  14.61      $  13.99
                                            =================================================================
Total return (%)*                              12.67(b)       7.38         10.40           6.96          1.46
Net assets at end of period (000)           $201,778      $191,755      $188,469       $186,759      $186,929
Ratio of expenses to average
  net assets (%)**(a)                            .91(b)        .83           .81            .80           .91
Ratio of net investment income to
  average net assets (%)**                      2.66          2.44          2.37           2.41          2.67
Portfolio turnover (%)                         36.78        111.04        119.99          43.22         52.38

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended May 31, 2007, average net assets were $195,699,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The
    Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                (.00%)(+)     (.01%)        (.03%)         (.01%)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

58

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2006, through May 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                    BEGINNING              ENDING            DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE       DECEMBER 1, 2006 -
                                 DECEMBER 1, 2006        MAY 31, 2007         MAY 31, 2007
                                 -------------------------------------------------------------
Actual                              $1,000.00             $1,049.50               $4.80
Hypothetical
   (5% return before expenses)       1,000.00              1,020.24                4.73

         *Expenses are equal to the Fund's annualized expense ratio of 0.94%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.95% for the six-month period of December 1, 2006, through May 31, 2007.

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

    In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

    At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

    After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

    NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

    The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

    EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance fee adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

    In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2006. The Fund's performance exceeded the average of its performance universe but was lower than its Lipper index for the three- and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    ended December 31, 2006, and in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2006. The Board took into account management's discussion of the factors that contributed to the Fund's more recent performance, including its Lipper peer group. The Board also took into account the strong performance of the fixed-income portion of the Fund.

    COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

    ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    more than some expenses. The Board determined that the current investment management fee structure was reasonable.

    CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
    (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program;
    (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

    In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and
    (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

66

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

    SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2007

    SUBADVISORY FEES AND FUND PERFORMANCE. The Board noted that it was reported that the subadvisory fees that the Subadviser charges the Fund are unique due to the type of fund and could not be compared to the fees that the Subadviser charges to other clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

    As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the recent performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

    CONCLUSIONS. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
    (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

68

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of May 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc.
         (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

70

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

72

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born: December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
    GO PAPERLESS!
    Get USAA documents online.
    At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23403-0707  F                                (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR/A.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2007 and 2006 were $249,505 and $221,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 05-31-2007     $     0           $     0       $     0           $     0          $      0
FYE 05-31-2006     $44,390           $11,125       $11,633           $ 8,494          $ 75,642
----------------------------------------------------------------------------------------------
TOTAL              $44,390           $11,125       $11,633           $ 8,494          $ 75,642
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2007 and 2006 were $89,560 and $187,642, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/A was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR/A is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/21/2008
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/21/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.